ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2013
Net Income (Loss) Included Certain Charges that Relate Directly or Indirectly to Acquisition on Pretax Basis

Net income (loss) during the periods January 15 – December 31, 2011 (Successor) and January 1 – January 14, 2011 (Predecessor) included certain charges that relate directly or indirectly to the acquisition by Carlyle, as listed below on a pretax basis:

	Successor	Predecessor
	January 15 - December 31, 2011	January 1 - January 14, 2011
	(in millions)
Purchase accounting adjustments, primarily related to the step-up of inventory to its estimated fair value, less costs to sell	$101.2	$—
Acquisition-related costs:
Selling, general and administrative	$84.1	$43.0
Other expense, net	$—	$41.8
Interest expense	$—	$74.0

Redwood [Member]
Allocation of Purchase Price

The preliminary allocation of the purchase price, based on estimates of the fair values of assets acquired and liabilities assumed, is as follows:

Estimated Fair Value
(in millions)
Current assets	$1.6
Noncurrent assets, excluding intangible assets	0.7
Other intangible assets	13.1
Goodwill	19.8
Less: Liabilities assumed	(1.2)

Net acquisition cost	$34.0

iTRACS Corporation [Member]
Allocation of Purchase Price

The preliminary allocation of the purchase price, based on estimates of the fair values of assets acquired and liabilities assumed, is as follows:

Estimated Fair Value
(in millions)
Current assets	$2.8
Deferred taxes	8.1
Other intangible assets	9.0
Goodwill	3.2
Other noncurrent assets	0.8
Less: Liabilities assumed	(1.7)

Net acquisition cost	$22.2